Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total current financial assets	$ 8,128	$ 9,458
Total non-current financial assets	1,391	1,495
Total financial assets		10,953
Total financial assets	4,524	6,634
Current financial liabilities	7,969	6,622
Non-current financial liabilities	19,149	17,791
Financial liabilities	27,118	24,413
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	3,609	4,736
Total financial assets	3,609	4,736
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	51	61
Total financial assets	51	61
Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	271	342
Total non-current financial assets	544	196
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,197	4,319
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	798	1,215
Total financial assets		1,215
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	4	77
Total financial assets	4	77
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	45	7
Total financial assets	45	7
Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	5,272	4,461
Derivatives [member]
IfrsStatementLineItems [Line Items]
Total financial assets	815	538
Current financial liabilities	36	90
Non-current financial liabilities	95	186
Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	824	307
Non-current financial liabilities	11,647	10,874
Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	197	182
Non-current financial liabilities	1,255	1,349
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	591	416
Non-current financial liabilities	3,278	2,554
Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	290	400
Contract Liability [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	759	766
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,874	2,725
Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities		103
Loans And Receivables Or Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	3,971	5,274
Total non-current financial assets	802	1,292
Total financial assets	4,773	6,566
Current financial liabilities	7,933	6,532
Non-current financial liabilities	16,180	14,777
Financial liabilities	24,113	21,309
Loans And Receivables Or Amortized Cost [Member] | Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	3,609	4,736
Loans And Receivables Or Amortized Cost [Member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	362	538
Loans And Receivables Or Amortized Cost [Member] | Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	798	1,215
Loans And Receivables Or Amortized Cost [Member] | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	4	77
Loans And Receivables Or Amortized Cost [Member] | Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	5,272	4,461
Loans And Receivables Or Amortized Cost [Member] | Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	824	307
Non-current financial liabilities	11,647	10,874
Loans And Receivables Or Amortized Cost [Member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	197	182
Non-current financial liabilities	1,255	1,349
Loans And Receivables Or Amortized Cost [Member] | Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	591	416
Non-current financial liabilities	3,278	2,554
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	290	400
Loans And Receivables Or Amortized Cost [Member] | Contract Liability [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	759	766
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,157	4,184
Total non-current financial assets	544	196
Total financial assets	4,701	4,380
Total financial assets	9,519
Financial assets at fair value through profit or loss, category [member] | Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	51	61
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	271	342
Total non-current financial assets	544	196
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	3,835	3,781
Financial assets measured at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	45	7
Total financial assets	45	7
Financial assets measured at fair value through other comprehensive income, category [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	45	7
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	36	90
Non-current financial liabilities	2,969	3,014
Financial liabilities	3,005	3,104
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	36	90
Non-current financial liabilities	95	186
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	$ 2,874	2,725
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities		$ 103